PUTNAM INTERNATIONAL GROWTH AND INCOME FUND (the "fund")
            Prospectus Supplement dated June 9, 1997
               to Prospectus dated April 1, 1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the dayto-day management of the fund's portfolio since the years stated below:

                                   Business experience
Year                  (at least 5 years)
                      -------      -------------------------

Justin M. Scott       1996         Employed as an investment
Managing Director                       professional by Putnam
                                   Management since 1988.

Mark D. Pollard       1997         Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1990.

George W. Stairs                   1997 Employed as an
investment
Vice President                          professional by Putnam
                                   Management since July, 1994.
                                   Prior to July 1994, Mr.
Stairs was                              an Associate at
ValueQuest Ltd.




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